Property plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, Plant And Equipment
	Lands and buildings	Electric power facilities	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Cost

01-01-2020	12,973,228	90,372,945	20,253,980	9,993,321	46,805,569	5,031,295	185,430,338
Additions	7,796	157,259	-	-	16,941,084	180,187	17,286,326
Transfers	1,823,102	15,019,868	14,765,269	(6,139,803)	(32,494,200)	804,270	(6,221,494	)(2)
Disposals	-	-	-	-	-	(2,337)	(2,337)
12-31-2020	14,804,126	105,550,072	35,019,249	3,853,518	31,252,453	6,013,415	196,492,833

Additions	5,018	-	-	1,448	5,071,193	120,019	5,197,678
Transfers	81,573	25,121,977	11,197	-	(24,822,247)	8,447	400,947	(1)
Disposals	-	(357,042)	-	-	-	(116,520)	(473,562)
12-31-2021	14,890,717	130,315,007	35,030,446	3,854,966	11,501,399	6,025,361	201,617,896
	Lands and buildings	Electric power facilities	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Depreciation and impairment

01-01-2020	1,809,337	57,000,312	920,302	2,559,707	2,288,413	4,344,536	68,922,607
Depreciation for the year	337,652	3,599,017	1,370,293	-	-	158,142	5,465,104
Disposals and impairment	49,116	1,527,895	-	2,264,405	1,295,446	20,966	5,157,828
Transfers	-	-	-	(2,578,409)	-	-	(2,578,409	)(3)
12-31-2020	2,196,105	62,127,224	2,290,595	2,245,703	3,583,859	4,523,644	76,967,130

Depreciation for the year	432,194	5,206,418	1,762,427	-	-	236,603	7,637,642
Disposals and impairment	668,692	3,784,059	-	-	2,003,176	(66,129)	6,389,798
12-31-2021	3,296,991	71,117,701	4,053,022	2,245,703	5,587,035	4,694,118	90,994,570

Net book value:
12-31-2021	11,593,726	59,197,306	30,977,424	1,609,263	5,914,364	1,331,243	110,623,326
12-31-2020	12,608,021	43,422,848	32,728,654	1,607,815	27,668,594	1,489,771	119,525,703